CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL EQUITY - MXN ($) $ in Millions	Total Shareholders' Equity Attributable to the Parent	Capital	Accumulated Reserves	Profit Attributable to the Parent	Valuation Adjustments	Non-Controlling interest	Total
Equity at beginning of period at Dec. 31, 2019	$ 134,758	$ 25,660	$ 86,674	$ 20,381	$ 2,043	$ 40	$ 134,798
Profit attributable to the Parent	18,974			18,974			18,974
Other changes in equity:
Transfer to Accumulated reserves			20,381	(20,381)
Treasury shares	(58)		(58)				(58)
Paid interests on Subordinated Additional Tier I Capital Notes	(676)		(676)				(676)
Recognition of equity-settled share-based payments	39		39				39
Other changes in non-controlling interest						(3)	(3)
Other comprehensive income/(loss) for the year, net of income tax	760		(701)		1,461		760
Equity at end of period at Dec. 31, 2020	153,797	25,660	105,659	18,974	3,504	37	153,834
Profit attributable to the Parent	20,801			20,801			20,801
Other changes in equity:
Transfer to Accumulated reserves			18,974	(18,974)
Dividends declared	(4,921)		(4,921)				(4,921)
Treasury shares	138		138				138
Paid interests on Subordinated Additional Tier I Capital Notes	(751)		(751)				(751)
Recognition of equity-settled share-based payments	(369)		(369)				(369)
Other changes in non-controlling interest						11	11
Other comprehensive income/(loss) for the year, net of income tax	(5,155)		18		(5,173)		(5,155)
Equity at end of period at Dec. 31, 2021	163,540	25,660	118,748	20,801	(1,669)	48	163,588
Profit attributable to the Parent	24,108			24,108			24,108
Other changes in equity:
Transfer to Accumulated reserves			20,801	(20,801)
Dividends declared	(17,878)		(17,878)				(17,878)
Paid interests on Subordinated Additional Tier I Capital Notes	(644)		(644)				(644)
Other changes in non-controlling interest						14	14
Other comprehensive income/(loss) for the year, net of income tax	(5,734)		(329)		(5,405)		(5,734)
Equity at end of period at Dec. 31, 2022	$ 163,392	$ 25,660	$ 120,698	$ 24,108	$ (7,074)	$ 62	$ 163,454